CERT ARCA

NYSE Regulation

11000230

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

April 18, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: First Trust Exchange-Traded AlphaDEX Fund II
CIK: 0001510337
SEC File No.: 001-35142
Form Type: 8-A12B
Filing Date: 4/14/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on April 14, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Europe AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Latin America AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Brazil AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust China AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Japan AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust South Korea AlphaDEX(R) Fund

Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Developed Markets Ex-US AlphaDEX(R) Fund

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Common Shares of Beneficial Interest,$.01 par value per share, of First Trust Emerging Markets AlphaDEX(R) Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance